Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Summary of Contractual Obligations
As of December 31, 2025, Cemex had the following contractual obligations:

		2025
Obligations		Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
Long-term debt	$	1,191	1,271	2,076	1,131	5,669
Leases 1		308	384	247	555	1,494
Total debt and other financial obligations		1,499	1,655	2,323	1,686	7,163
Interest payments on debt 2		238	384	293	44	959
Pension plans and other benefits 3		148	270	272	678	1,368
Acquisition of property, plant and equipment		147	7	—	—	154
Purchases of raw materials and others 4		562	617	404	398	1,981
Total contractual obligations	$	2,594	2,933	3,292	2,806	11,625

1	These amounts represent nominal cash flows. As of December 31, 2025, the present value of future lease payments was $1,135, with $348 due in 1 to 3 years and $204 due in 3 to 5 years.

2	Estimated cash flows for floating rate debt were calculated using the interest rates in effect as of December 31, 2025.

3	These figures represent estimated annual payments for these benefits (note 20).

4
Future payments for raw materials, services, fuel, energy and carbon allowances are based on contractual nominal cash flows. Estimates reflect aggregate average expected annual consumption under these commitments.